Income Tax - Other Disclosures (Details )	1 Months Ended	12 Months Ended						24 Months Ended		36 Months Ended		48 Months Ended
	Jan. 31, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2014
Income Tax
Income tax rate (as a percent)				25.00%	25.00%	25.00%
Period of statute of limitation years if the underpayment of taxes is due to computational errors				3 years
Period of statute of limitation extended under special circumstances				5 years
Minimum amount of underpayment of tax liability considered for special circumstances				¥ 100,000	$ 15,400
Period of statute of limitation in case of transfer pricing related adjustment				10 years
Shanghai CRIC | High and new technology enterprise
Income Tax
Preferential income tax rate (as a percent)								15.00%
Shanghai CRIC | Key software enterprises
Income Tax
Preferential income tax rate (as a percent)					10.00%	10.00%
The PRC
Income Tax
Income tax rate (as a percent)	25.00%
The PRC | Shanghai CRIC | High and new technology enterprise
Income Tax
Preferential income tax rate (as a percent)												15.00%
The PRC | Shanghai CRIC | Software enterprise
Income Tax
Preferential income tax rate (as a percent)											12.50%
Percentage of tax reduction											50.00%
The PRC | Shanghai SINA Leju | High and new technology enterprise
Income Tax
Preferential income tax rate (as a percent)		15.00%	15.00%	15.00%					15.00%
The PRC | Shanghai SINA Leju | Software enterprise
Income Tax
Preferential income tax rate (as a percent)											12.50%
Percentage of tax reduction											50.00%
The PRC | Shanghai Fangxin information technology Co., Ltd. | Software enterprise
Income Tax
Preferential income tax rate (as a percent)										12.50%
Percentage of tax reduction										50.00%
The PRC | Chongqing E-House Western Real Estate Investment Consultant Co., Ltd.
Income Tax
Preferential income tax rate (as a percent)					15.00%	15.00%	15.00%
Hong Kong
Income Tax
Income tax rate (as a percent)				16.50%
Macau | Minimum
Income Tax
Progressive tax rate (as a percent)				0.00%
Macau | Maximum
Income Tax
Progressive tax rate (as a percent)				12.00%